Share capital and other equity - Paid-in equity (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Borrowings
Equity | £	£ 36,496		£ 41,803	£ 43,824
Paid-in equity
Borrowings
Equity | £	£ 3,890		3,890	4,999	£ 4,058
Paid-in equity | Additional tier 1 note callable August, 2020, USD
Borrowings
Conversion rate | $ / shares		$ 3.295
Par value | £ / shares	£ 1
Paid-in equity | Additional tier 1 note callable August, 2025, USD
Borrowings
Equity | £	£ 735		735	735
Notional amount	£ 1,150	$ 2,650
Interest rate	8.00%	8.00%
Paid-in equity | Additional tier 1 note callable August, 2021, USD
Borrowings
Equity | £				2,046
Notional amount | $		$ 2,650
Interest rate	8.625%	8.625%
Conversion rate | $ / shares		$ 2.284
Par value | £ / shares	£ 1
Paid-in equity | Additional tier 1 note callable December 2025 - June, 2026, USD
Borrowings
Equity | £	£ 1,220		1,220	1,220
Notional amount | $		$ 1,500
Interest rate	6.00%	6.00%
Conversion rate | £ / shares	£ 2.179
Par value | £ / shares	£ 1
Paid-in equity | Additional tier1 note callable May - November 2027, GBP
Borrowings
Equity | £	£ 998		998	£ 998
Notional amount | £	£ 1,000
Interest rate	5.125%	5.125%
Conversion rate | £ / shares	£ 1.754
Par value | £ / shares	£ 1
Paid-in equity | Additional tier 1 notes, march 2021 issuance, GBP
Borrowings
Equity | £	£ 399		399
Notional amount | £	£ 400
Conversion rate | £ / shares	£ 1.754
Par value | £ / shares	£ 1
Paid-in equity | Additional tier 1 notes, June 2021 issuance, USD
Borrowings
Equity | £	£ 538		£ 538
Notional amount | $		$ 750
Conversion rate | £ / shares	£ 2.448
Par value | £ / shares	£ 1
Paid-in equity | Minimum | Instruments are converted to into ordinary shares at fixed price
Borrowings
CET1 ratio (as a percent)	7.00%	7.00%